FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 31,928	$ 27,794	$ 23,347
Payables from securities financing transactions measured at amortized cost	16,308	14,992	14,824
Cash collateral payables on derivative instruments	33,492	32,037	36,366
Customer deposits	804,705	747,452	749,476
Funding from UBS Group AG measured at amortized cost	113,000	111,457	107,918
Debt issued measured at amortized cost	107,505	98,259	101,104
Other financial liabilities measured at amortized cost excluding lease liabilities	14,900	15,600	17,900
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	31,900	27,800	23,400
Payables from securities financing transactions measured at amortized cost	16,300	15,000	14,800
Cash collateral payables on derivative instruments	33,500	32,000	36,400
Customer deposits	805,500	748,200	750,000
Funding from UBS Group AG measured at amortized cost	117,200	115,300	112,500
Debt issued measured at amortized cost	107,900	98,700	102,700
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 14,900	$ 15,600	$ 17,900